Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-Based Compensation Plan Cost

The following table provides information related to UAL’s share-based compensation plan cost, for the years ended December 31 (in millions):

	2012	2011	2010
Compensation cost: (a)
Restricted stock units	$37	$18	$20
Restricted stock	13	12	6
Share-based awards converted to cash awards (b)	6	19	84
Stock options	1	5	7

Total	$57	$54	$117

(a)	All compensation cost is recorded to Salaries and related costs, with the exception of $9 million, $17 million and $70 million in 2012, 2011 and 2010, respectively, that was recorded in integration and Merger-related costs as a component of special charges, respectively.
(b)	As described below, in connection with the Merger, certain awards were converted into fixed cash equivalents.

Schedule of Unearned Compensation and Weighted Average Remaining Period for Outstanding Share-Based Awards

The table below summarizes UAL’s unearned compensation and weighted-average remaining period to recognize costs for all outstanding share-based awards for the year ended December 31, 2012 (in millions, except as noted):

	Unearned Compensation	Weighted- Average Remaining Period (in years)
Restricted stock units	$24	1.1
Restricted stock	7	1.4
Share-based awards converted to cash awards	1	0.2
Stock options	1	1.2

Total	$33

Stock Option Activity

The table below summarizes UAL stock option activity for the years ended December 31, 2012, 2011 and 2010 (shares in thousands):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2010	6,406	$22.42
Issued in exchange for Continental options	7,366	16.77
Exercised	(2,467)	8.13		$42
Surrendered	(253)	28.77

Outstanding at December 31, 2010	11,052	21.70
Exercised	(2,449)	10.77		33
Surrendered	(1,657)	29.07

Outstanding at December 31, 2011	6,946	23.80
Exercised	(1,327)	12.42		14
Surrendered	(1,012)	30.50

Outstanding at December 31, 2012	4,607	25.60	2.9	20

Exercisable at December 31, 2012	4,358	25.76	2.9	20

Schedule of Additional Information for Options Granted

The following table provides additional information for Continental options granted in 2010 which were valued at the Merger date:

Weighted-average fair value assumptions:	2010
Risk-free interest rate	0.1 - 1.8%
Dividend yield	—%
Expected market price volatility of UAL common stock	75%
Expected life of options (years)	0.1 - 6.3
Weighted-average fair value	$11.52

Schedule Of Restricted Stock Unit and Restricted Stock Activity

The table below summarizes UAL’s RSU and restricted stock activity for the years ended December 31, 2012, 2011 and 2010 (shares in thousands):

	Restricted Stock Units	Weighted- Average Grant Price	Restricted Stock	Weighted- Average Grant Price
Non-vested at January 1, 2010	1,719	$4.90	811	$27.82
Assumed in Merger	—	—	20	23.66
Granted	1,395	22.20	212	24.55
Modified	(449)	21.63	449	21.63
Converted to fixed cash equivalent	(1,496)	—	(164)	—
Vested	(1,069)	22.41	(651)	31.47
Surrendered	(49)	10.55	(6)	11.03

Non-vested at December 31, 2010	51	22.85	671	17.20
Granted	3,655	19.89	536	23.87
Vested	(141)	18.13	(195)	22.26
Surrendered	(199)	19.90	(27)	23.95

Non-vested at December 31, 2011	3,366	19.98	985	23.33
Granted	1,986	22.20	545	24.01
Vested	(552)	21.21	(643)	23.05
Surrendered	(569)	22.19	(115)	24.01

Non-vested at December 31, 2012	4,231	22.22	772	23.94